[front cover]

AMERICAN CENTURY

Fund Profile

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American
Century

Strategic Allocation: Conservative Fund

Strategic Allocation: Moderate Fund

Strategic Allocation: Aggressive Fund

 This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the  fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000

                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

STRATEGIC ALLOCATION: CONSERVATIVE FUND

STRATEGIC ALLOCATION: MODERATE FUND

STRATEGIC ALLOCATION: AGGRESSIVE FUND

1. WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

    Strategic Allocation: Conservative, Strategic Allocation: Moderate and
    Strategic Allocation: Aggressive are asset  allocation funds. That is, these funds diversify their assets among various classes of investments such as stocks, bonds and money market instruments. Each fund holds a different mix of these asset types, which gives it a distinct risk profile and return potential.

    * STRATEGIC ALLOCATION: CONSERVATIVE seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

    * STRATEGIC ALLOCATION: MODERATE seeks long-term capital growth with some regular income. It emphasizes investments in equity securities, but maintains a sizeable stake in bonds and money market securities.

    * STRATEGIC ALLOCATION: AGGRESSIVE seeks long-term capital growth with a small amount of income. It emphasizes investments in equity securities, but maintains a portion of its assets in bonds and money market securities.

2. WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

    The funds' managers' strategic asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments.
    The funds' managers may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The funds'
    managers draw on growth, value and quantitative investment techniques in managing the equity portion of the funds' portfolios and diversifies the funds' equity investments among small, medium and large companies.

    The funds' managers also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds' managers primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic
    Allocation: Moderate may invest up to 5% of its assets, and Strategic
    Allocation: Aggressive may invest up to 10% of its assets, in high-yield securities. High-yield securities are higher risk, non-convertible debt obligations that are rated below investment grade. The funds' managers may also invest in unrated securities based on the funds' advisor's assessment of their credit quality. The maturities of fixed-income securities in which the funds invest are expected to range from two to 30 years.

    The funds' managers may invest the cash-equivalent portion of their portfolios in high-quality money market investments (denominated in U.S.
    dollars or foreign currencies).

    The following table indicates each fund's neutral mix. The neutral mix represents a benchmark as to how a fund's investments generally will be allocated among the major asset classes over the long term.

    NEUTRAL MIXES

                                        Equity                       Cash
    Fund                              Securities       Bonds      Equivalents
    -----------------------------------------------------------------------
    Strategic Allocation:
    Conservative                          40%           45%           15%
    -----------------------------------------------------------------------
    Strategic Allocation:
    Moderate                              60%           30%           10%
    -----------------------------------------------------------------------
    Strategic Allocation:
    Aggressive                            75%           20%           5%

    The following table shows the operating ranges in which each fund's asset mix may vary over short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions.

Strategic Allocation                          American Century Investments

    OPERATING RANGES

                                      Equity                        Cash
     Fund                           Securities       Bonds       Equivalents
     ---------------------------------------------------------------------
     Strategic Allocation:
     Conservative                     34-46%         38-52%        10-25%
     ---------------------------------------------------------------------
     Strategic Allocation:
     Moderate                         50-70%         20-40%         5-20%
     ---------------------------------------------------------------------
     Strategic Allocation:
     Aggressive                       60-90%         10-30%          0-15%

    Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUNDS?

    * The value of the funds' shares depends on the value of the stocks and other securities they own. The value of the individual securities the
    Strategic Allocation funds own will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * When interest rates change, the value of the fixed-income portion of each fund's portfolio will be affected. When interest rates rise, the value of each fund's fixed-income investments will decline. The opposite is true when interest rates decline.

    * The value of the debt securities held by the funds fluctuates with the credit quality of the issuers of those securities. The lowest rated investment-grade bonds in which the funds may invest contain some speculative characteristics. Having those bonds in the funds' portfolios means the funds' value may go down more if interest rates or other economic conditions change than if the funds contained only higher rated bonds. In addition, Strategic Allocation: Moderate and Strategic Allocation:
    Aggressive may invest in higher risk high-yield securities, sometimes referred to as junk bonds. These securities are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Although the funds' advisor invests the funds' assets primarily in U.S.
    stocks, the funds can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
    issuers.

    In summary, the Strategic Allocation funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and money market instruments, and who are willing to accept the risks associated with that investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of the funds' Investor
    Class shares for each full calendar year since the funds' inception on
    February 15, 1996. The bar chart indicates the volatility of the funds'
    historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the funds will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
                               1999            1998            1997
     Conservative             11.17%          10.53%          12.84%
     Moderate                 22.28%          12.75%          15.24%
     Aggressive               33.83%          13.80%          16.23%

Strategic Allocation                                           Fund Profile

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Strategic Allocation:
    Conservative              9.40% (4Q 1999)         -2.95% (3Q 1998)
    ---------------------------------------------------------------------------
    Strategic Allocation:
    Moderate                  17.38% (4Q 1999)         -7.60% (3Q 1998)
    ---------------------------------------------------------------------------
    Strategic Allocation:
    Aggressive                25.34% (4Q 1999)        -11.09% (3Q 1998)

    The following table shows the average annual total returns of the funds'
    Investor Class shares for the periods indicated. The table also includes as benchmarks for performance comparisons the S&P 500 Index (stocks), the
    Lehman Aggregate Bond Index (bonds) and the Three-Month U.S. Treasury Bill
    (cash equivalents). These indices are unmanaged and reflect no operating costs.

                                                  1 YEAR              LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

        Strategic Allocation: Conservative        11.17%                 10.57%

        Strategic Allocation: Moderate            22.28%                 15.31%

        Strategic Allocation: Aggressive          33.83%                 18.71%

        S&P 500 Index                             21.04%                 26.22%(2)

        Lehman Aggregate Bond Index               -0.82%                  5.73%(2)

        Three-Month U.S. Treasury Bill             4.74%                  4.97%(2)

        (1) The inception dates for Strategic Allocation: Conservative,
            Strategic Allocation: Moderate, Strategic Allocation: Aggressive are
            February 15, 1996.

        (2) Since February 29, 1996, the date nearest the funds' inception for which data are available.

4. WHAT ARE THE FUNDS' FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                    Conservative      Moderate       Aggressive

          Management Fee               1.00%(1)        1.10%(1)       1.20%(1)

          Distribution and
             Service (12b-1) Fees      None            None           None

          Other Expenses               0.00%(2)        0.00%(2)       0.00%(2)

          Total Annual Fund
             Operating Expenses        1.00%           1.10%          1.20%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The funds have a stepped fee schedule. As a result, the funds'
            management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the funds'
            independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                                1 year      3 years      5 years     10 years

              Conservative       $102        $318         $551        $1,219

              Moderate           $112        $349         $604        $1,334

              Aggressive         $122        $380         $657        $1,447

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUNDS' INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the funds. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager that manages the Strategic Asset Allocation funds:

    JEFFREY R. TYLER, Senior Vice President and Portfolio Manager, has been a member of the team that manages the funds since their inception in February
    1996. He joined American Century in January 1988. He has a bachelor's degree in economics from the University of California-Santa Barbara and an MBA in
    finance from Northwestern University.

Strategic Allocation                          American Century Investments

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Strategic Allocation: Conservative and Strategic Allocation: Moderate
    declare and pay distributions from net investment income quarterly, and
    Strategic Allocation: Aggressive does so annually. The funds declare and pay distributions of net realized capital gains once a year, usually in
    December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the funds held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

Strategic Allocation                                          Fund Profile

--------------------------------------------------------------------------------
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American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-19009   0001                      Funds Distributor, Inc., Distributor